UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04975

MFS MULTIMARKET INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

Quarterly Report
July 31, 2018
MFS®  Multimarket Income Trust

Portfolio of Investments
7/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 120.5%
Aerospace – 1.2%
Dae Funding LLC, 5%, 8/01/2024 (n)		$1,555,000	$ 1,527,787
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027		290,000	276,506
KLX, Inc., 5.875%, 12/01/2022 (n)		1,160,000	1,202,050
Lockheed Martin Corp., 3.55%, 1/15/2026		406,000	402,752
Transdigm Holdings UK PLC, 6.875%, 5/15/2026 (n)		255,000	262,013
TransDigm, Inc., 6.5%, 7/15/2024		800,000	819,000
TransDigm, Inc., 6.375%, 6/15/2026		705,000	708,525
			$ 5,198,633
Apparel Manufacturers – 0.2%
Coach, Inc., 4.125%, 7/15/2027		$673,000	$ 639,284
Asset-Backed & Securitized – 2.3%
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.672% (LIBOR-1mo. + 1.6%), 12/28/2040 (z)		$1,366,827	$ 1,259,127
Chesapeake Funding II LLC, 2016-1A, “A2”, FLR, 3.222% (LIBOR-1mo. + 1.15%), 3/15/2028 (n)		616,679	618,711
Crest Ltd., CDO, 7%, (0.001% cash or 7% PIK) 1/28/2040 (a)(p)		3,545,404	425,449
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 3.841% (LIBOR-3mo. + 1.7%), 7/18/2031 (z)		2,500,000	2,499,892
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, 6.009%, 6/15/2049		375,775	381,546
Lehman Brothers Commercial Conduit Mortgage Trust, 0.956%, 2/18/2030 (i)		78,723	1
Loomis, Sayles & Co., CLO, 2015-2A, “A1R”, FLR, 3.25% (LIBOR-3mo. + 0.9%), 4/15/2028 (n)		2,500,000	2,494,862
Morgan Stanley Capital I, Inc., 1.493%, 4/28/2039 (i)(z)		785,872	550
Octagon Investment Partners XVII Ltd., 2013-1A, “BR2”, FLR, 3.735% (LIBOR-3mo. + 1.4%), 1/25/2031 (n)		2,139,000	2,112,192
			$ 9,792,330
Automotive – 1.8%
Allison Transmission, Inc., 5%, 10/01/2024 (n)		$1,715,000	$ 1,684,987
Ferrari N.V., 1.5%, 3/16/2023	EUR	1,100,000	1,295,613
General Motors Financial Co., Inc., 3.45%, 4/10/2022		$486,000	477,063
General Motors Financial Co., Inc., 4.35%, 1/17/2027		195,000	189,446
IHO Verwaltungs GmbH, 4.75%, (4.75% cash or 5.5% PIK) 9/15/2026 (n)(p)		970,000	912,285
Jaguar Land Rover Automotive PLC, 3.875%, 3/01/2023	GBP	600,000	756,029
Jaguar Land Rover PLC, 4.5%, 10/01/2027 (n)		$260,000	230,425
Lear Corp., 5.25%, 1/15/2025		721,000	745,014
Volkswagen Bank GmbH, 0.75%, 6/15/2023	EUR	540,000	623,383
ZF North America Capital, Inc., 4.75%, 4/29/2025 (n)		$592,000	604,001
			$ 7,518,246
Banks & Diversified Financials (Covered Bonds) – 0.3%
BPER Banca S.p.A., 5.125% to 5/31/2022, FLR to 5/31/2027	EUR	600,000	$ 709,522
CaixaBank S.A., 2.75% to 7/14/2023, FLR to 7/14/2028		500,000	599,370
			$ 1,308,892
Broadcasting – 2.0%
Liberty Media Corp. - Liberty Formula One, 8.5%, 7/15/2029		$1,280,000	$ 1,369,600
Liberty Media Corp. - Liberty Formula One, 8.25%, 2/01/2030		150,000	160,134
Match Group, Inc., 6.375%, 6/01/2024		1,060,000	1,120,950
Meredith Corp., 6.875%, 2/01/2026 (n)		685,000	690,138
Netflix, Inc., 5.875%, 2/15/2025		835,000	856,042
Netflix, Inc., 3.625%, 5/15/2027	EUR	365,000	419,557
Netflix, Inc., 4.875%, 4/15/2028 (n)		$280,000	264,950
Netflix, Inc., 5.875%, 11/15/2028 (n)		1,045,000	1,047,612
SES S.A., 4.625% to 1/02/2022, FLR to 12/29/2166	EUR	470,000	584,082
WMG Acquisition Corp., 5%, 8/01/2023 (n)		$250,000	246,250
WMG Acquisition Corp., 4.875%, 11/01/2024 (n)		935,000	913,962
WMG Acquisition Corp., 5.5%, 4/15/2026 (n)		195,000	193,050
WPP Finance, 3.75%, 9/19/2024		352,000	338,153

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Broadcasting – continued
WPP Finance 2016 Co., 1.375%, 3/20/2025	EUR	350,000	$ 407,435
			$ 8,611,915
Brokerage & Asset Managers – 0.3%
E*TRADE Financial Corp., 2.95%, 8/24/2022		$335,000	$ 324,362
Euroclear Investments S.A., 2.625% to 4/11/2028, FLR to 4/11/2048	EUR	300,000	351,907
Intercontinental Exchange, Inc., 2.75%, 12/01/2020		$274,000	271,561
Intercontinental Exchange, Inc., 3.75%, 12/01/2025		450,000	449,900
			$ 1,397,730
Building – 3.0%
ABC Supply Co., Inc., 5.75%, 12/15/2023 (n)		$1,120,000	$ 1,150,800
ABC Supply Co., Inc., 5.875%, 5/15/2026 (n)		970,000	966,363
Beacon Escrow Corp., 4.875%, 11/01/2025 (n)		860,000	801,133
Beacon Roofing Supply, Inc., 6.375%, 10/01/2023		310,000	320,850
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)		451,000	426,854
Elementia S.A. de C.V., 5.5%, 1/15/2025 (n)		210,000	202,650
Imerys S.A., 1.5%, 1/15/2027	EUR	400,000	466,573
James Hardie International Finance Ltd., 4.75%, 1/15/2025 (n)		$210,000	205,598
James Hardie International Finance Ltd., 5%, 1/15/2028 (n)		830,000	788,500
Martin Marietta Materials, Inc., 3.45%, 6/01/2027		225,000	208,584
Martin Marietta Materials, Inc., 3.5%, 12/15/2027		357,000	329,668
Masco Corp., 4.45%, 4/01/2025		170,000	171,121
Masco Corp., 4.375%, 4/01/2026		791,000	785,983
New Enterprise Stone & Lime Co, Inc., 10.125%, 4/01/2022 (n)		935,000	993,437
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)		861,000	872,572
Owens Corning, 4.4%, 1/30/2048		365,000	301,437
PriSo Acquisition Corp., 9%, 5/15/2023 (n)		384,000	398,400
Standard Industries, Inc., 5.375%, 11/15/2024 (n)		1,050,000	1,039,815
Standard Industries, Inc., 6%, 10/15/2025 (n)		735,000	744,188
Standard Industries, Inc., 4.75%, 1/15/2028 (n)		596,000	545,340
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023		995,000	1,009,925
			$ 12,729,791
Business Services – 2.8%
Alliance Data Systems Corp., 5.875%, 11/01/2021 (n)		$1,015,000	$ 1,035,300
Alliance Data Systems Corp., 5.375%, 8/01/2022 (n)		140,000	140,560
Ascend Learning LLC, 6.875%, 8/01/2025 (n)		670,000	678,375
CDK Global, Inc., 4.875%, 6/01/2027		1,490,000	1,458,337
Cisco Systems, Inc., 2.2%, 2/28/2021		530,000	519,908
Equinix, Inc., 5.375%, 4/01/2023		1,065,000	1,091,625
Equinix, Inc., 5.75%, 1/01/2025		862,000	888,937
Equinix, Inc., 5.875%, 1/15/2026		530,000	547,888
Fidelity National Information Services, Inc., 3.875%, 6/05/2024		180,000	179,762
Fidelity National Information Services, Inc., 5%, 10/15/2025		58,000	61,370
Fidelity National Information Services, Inc., 3%, 8/15/2026		504,000	466,915
First Data Corp., 5%, 1/15/2024 (n)		1,760,000	1,778,700
MSCI, Inc., 4.75%, 8/01/2026 (n)		920,000	908,500
Tencent Holdings Ltd., 3.8%, 2/11/2025 (n)		734,000	724,221
Travelport Worldwide Ltd., 6%, 3/15/2026 (n)		930,000	946,275
Vantiv LLC/Vantiv Issuer Corp, 4.375%, 11/15/2025 (n)		625,000	591,406
			$ 12,018,079
Cable TV – 5.2%
Altice Financing S.A., 6.625%, 2/15/2023 (n)		$925,000	$ 935,406
Altice Financing S.A., 7.5%, 5/15/2026 (n)		200,000	194,720
Altice Finco S.A., 8.125%, 1/15/2024 (n)		719,000	731,582
Altice U.S. Finance I Corp., 5.5%, 5/15/2026 (n)		665,000	653,436
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024		1,545,000	1,560,450

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Cable TV – continued
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)		$805,000	$ 790,912
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)		1,705,000	1,694,344
CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027 (n)		575,000	569,969
Cequel Communications Holdings I LLC/ Cequel Capital Corp., 7.5%, 4/01/2028 (n)		450,000	463,860
Charter Communications Operating LLC, 6.384%, 10/23/2035		347,000	375,725
CSC Holdings LLC, 5.5%, 4/15/2027 (n)		1,270,000	1,222,375
DISH DBS Corp., 5%, 3/15/2023		675,000	583,875
DISH DBS Corp., 5.875%, 11/15/2024		755,000	626,650
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023		930,000	855,600
Lynx II Corp., 6.375%, 4/15/2023 (n)		675,000	693,563
Shaw Communications, Inc., 5.65%, 10/01/2019	CAD	417,000	331,529
Sirius XM Radio, Inc., 4.625%, 5/15/2023 (n)		$540,000	531,900
Sirius XM Radio, Inc., 6%, 7/15/2024 (n)		1,215,000	1,256,006
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)		650,000	645,125
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (n)		388,000	379,755
Sky PLC, 2.5%, 9/15/2026	EUR	600,000	753,528
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)		$1,000,000	912,500
Time Warner Cable, Inc., 4.5%, 9/15/2042		210,000	179,541
Unitymedia KabelBW GmbH, 6.125%, 1/15/2025 (n)		1,230,000	1,279,077
Videotron Ltd., 5.375%, 6/15/2024 (n)		215,000	221,988
Videotron Ltd., 5.125%, 4/15/2027 (n)		1,615,000	1,586,737
Virgin Media Secured Finance PLC, 5.25%, 1/15/2026 (n)		930,000	874,200
VTR Finance B.V., 6.875%, 1/15/2024 (n)		207,000	213,966
Ziggo Bond Finance B.V., 5.875%, 1/15/2025 (n)		1,105,000	1,033,175
			$ 22,151,494
Chemicals – 1.3%
Air Liquide Finance Co., 2.25%, 9/27/2023 (n)		$493,000	$ 461,481
Axalta Coating Systems Co., 4.875%, 8/15/2024 (n)		1,290,000	1,277,100
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)		655,000	666,462
OCI N.V., 6.625%, 4/15/2023 (n)		1,215,000	1,241,183
PolyOne Corp., 5.25%, 3/15/2023		815,000	832,319
SPCM S.A., 4.875%, 9/15/2025 (n)		1,100,000	1,053,250
			$ 5,531,795
Computer Software – 0.9%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021 (n)		$840,000	$ 860,191
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/2026 (n)		600,000	634,278
Microsoft Corp., 4.1%, 2/06/2037		922,000	966,959
Oracle Corp., 3.4%, 7/08/2024		483,000	479,922
Ubisoft Entertainment S.A., 1.289%, 1/30/2023	EUR	500,000	583,346
VeriSign, Inc., 5.25%, 4/01/2025		$130,000	132,763
VeriSign, Inc., 4.75%, 7/15/2027		302,000	287,655
			$ 3,945,114
Computer Software - Systems – 1.3%
Apple, Inc., 3.05%, 7/31/2029	GBP	450,000	$ 633,535
Apple, Inc., 4.5%, 2/23/2036		$1,100,000	1,196,548
Apple, Inc., 4.25%, 2/09/2047		135,000	138,625
CDW LLC/CDW Finance Corp., 5.5%, 12/01/2024		425,000	440,810
CDW LLC/CDW Finance Corp., 5%, 9/01/2025		270,000	267,215
Fair Isaac Corp., 5.25%, 5/15/2026 (n)		965,000	969,148
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)		655,000	669,737
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)		1,145,000	1,151,446
			$ 5,467,064

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Conglomerates – 2.8%
Amsted Industries Co., 5%, 3/15/2022 (n)		$1,510,000	$ 1,510,000
Apex Tool Group LLC, 9%, 2/15/2023 (n)		820,000	776,950
BWX Technologies, Inc., 5.375%, 7/15/2026 (n)		995,000	1,009,925
Colfax Corp., 3.25%, 5/15/2025	EUR	400,000	474,859
EnerSys, 5%, 4/30/2023 (n)		$1,540,000	1,551,550
Enpro Industries, Inc., 5.875%, 9/15/2022		1,415,000	1,439,762
Entegris, Inc., 4.625%, 2/10/2026 (n)		1,075,000	1,018,562
Gates Global LLC, 6%, 7/15/2022 (n)		457,000	459,856
General Electric Co., 4.5%, 3/11/2044		387,000	379,530
Smiths Group PLC, 2%, 2/23/2027	EUR	400,000	471,276
SPX FLOW, Inc., 5.625%, 8/15/2024 (n)		$985,000	977,613
Thyssenkrupp AG, 1.375%, 3/03/2022	EUR	650,000	765,593
TriMas Corp., 4.875%, 10/15/2025 (n)		$1,180,000	1,129,850
			$ 11,965,326
Construction – 0.6%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)		$590,000	$ 81,125
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)(n)		914,000	137,100
Mattamy Group Corp., 6.5%, 10/01/2025 (n)		1,285,000	1,252,875
Toll Brothers Finance Corp., 4.875%, 11/15/2025		345,000	335,236
Toll Brothers Finance Corp., 4.35%, 2/15/2028		1,015,000	909,694
			$ 2,716,030
Consumer Products – 1.4%
Coty, Inc., 4%, 4/15/2023 (z)	EUR	300,000	$ 349,928
Coty, Inc., 6.5%, 4/15/2026 (n)		$1,385,000	1,296,706
Energizer Gamma Acquisition, Inc., 6.375%, 7/15/2026 (n)		675,000	693,563
JAB Holdings B.V., 2%, 5/18/2028	EUR	600,000	700,786
Prestige Brands, Inc., 6.375%, 3/01/2024 (n)		$685,000	684,144
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)		500,000	496,649
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)		396,000	369,025
Spectrum Brands, Inc., 6.125%, 12/15/2024		165,000	167,475
Spectrum Brands, Inc., 5.75%, 7/15/2025		995,000	992,512
			$ 5,750,788
Consumer Services – 1.8%
G4S International Finance PLC, 1.5%, 1/09/2023	EUR	650,000	$ 773,181
IHS Markit Ltd., 4%, 3/01/2026 (n)		$165,000	157,047
Interval Acquisition Corp., 5.625%, 4/15/2023		825,000	827,063
Matthews International Corp., 5.25%, 12/01/2025 (n)		1,005,000	962,288
NVA Holdings, Inc., 6.875%, 4/01/2026 (n)		515,000	512,425
Priceline Group, Inc., 1.8%, 3/03/2027	EUR	650,000	775,353
Priceline Group, Inc., 3.55%, 3/15/2028		$238,000	227,011
Service Corp. International, 4.625%, 12/15/2027		705,000	669,750
ServiceMaster Co. LLC, 5.125%, 11/15/2024 (n)		1,015,000	979,475
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2027 (n)		1,052,000	649,354
Visa, Inc., 2.8%, 12/14/2022		542,000	532,277
Visa, Inc., 4.15%, 12/14/2035		465,000	488,132
Visa, Inc., 3.65%, 9/15/2047		273,000	260,939
			$ 7,814,295
Containers – 2.8%
ARD Finance S.A., 7.125%, 9/15/2023		$330,000	$ 333,300
Ball Corp., 5.25%, 7/01/2025		330,000	338,250
Berry Global Group, Inc., 5.5%, 5/15/2022		1,155,000	1,172,325
Berry Global Group, Inc., 6%, 10/15/2022		680,000	695,300
Berry Global, Inc., 4.5%, 2/15/2026 (n)		365,000	343,100
Crown American LLC, 4.5%, 1/15/2023		1,147,000	1,135,759
Crown Americas LLC/Crown Americas Capital Corp., 4.75%, 2/01/2026 (n)		420,000	394,800

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Containers – continued
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026		$590,000	$ 533,767
Flex Acquisition Co., Inc., 6.875%, 1/15/2025 (n)		810,000	787,725
Multi-Color Corp., 6.125%, 12/01/2022 (n)		1,426,000	1,450,955
Reynolds Group, 5.75%, 10/15/2020		581,464	582,511
Reynolds Group, 5.125%, 7/15/2023 (n)		725,000	720,940
Sealed Air Corp., 4.875%, 12/01/2022 (n)		1,110,000	1,119,713
Sealed Air Corp., 5.125%, 12/01/2024 (n)		370,000	372,775
Sealed Air Corp., 5.5%, 9/15/2025 (n)		195,000	200,831
Silgan Holdings, Inc., 4.75%, 3/15/2025		890,000	849,950
W/S Packaging Group, Inc., 9%, 4/15/2023 (n)		650,000	663,000
			$ 11,695,001
Electrical Equipment – 0.4%
CommScope Technologies LLC, 5%, 3/15/2027 (n)		$1,940,000	$ 1,864,825
Electronics – 1.0%
ASML Holding N.V., 1.375%, 7/07/2026	EUR	800,000	$ 951,551
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027		$767,000	719,314
Qorvo, Inc., 5.5%, 7/15/2026 (n)		835,000	850,656
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)		645,000	669,187
Sensata Technologies B.V., 5%, 10/01/2025 (n)		890,000	890,000
			$ 4,080,708
Emerging Market Quasi-Sovereign – 3.8%
Autoridad del Canal de Panama, 4.95%, 7/29/2035 (n)		$201,000	$ 208,538
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023 (n)		946,000	955,460
CNPC (HK) Overseas Capital Ltd., 4.5%, 4/28/2021 (n)		1,242,000	1,271,148
CNPC General Capital Ltd., 3.4%, 4/16/2023 (n)		391,000	382,757
Comision Federal de Electricidad, 5.75%, 2/14/2042 (n)		915,000	917,983
Corporacion Financiera de Desarrollo S.A., 4.75%, 7/15/2025 (n)		268,000	273,360
Empresa Nacional del Petroleo, 4.375%, 10/30/2024 (n)		296,000	297,705
Empresa Nacional del Petroleo, 3.75%, 8/05/2026 (n)		423,000	406,956
Gaz Capital S.A., 4.95%, 2/06/2028 (n)		492,000	477,526
KazTransGas JSC, 4.375%, 9/26/2027		913,000	876,679
Office Cherifien des Phosphates, 4.5%, 10/22/2025 (n)		371,000	363,205
Office Cherifien des Phosphates, 6.875%, 4/25/2044 (n)		373,000	411,662
Pertamina PT, 5.25%, 5/23/2021 (n)		511,000	527,656
Pertamina PT, 4.875%, 5/03/2022 (n)		540,000	551,397
Pertamina PT, 4.3%, 5/20/2023 (n)		323,000	322,130
Petroleos Mexicanos, 5.5%, 1/21/2021		1,199,000	1,235,090
Petroleos Mexicanos, 4.625%, 9/21/2023		221,000	218,569
Petroleos Mexicanos, 6.75%, 9/21/2047		161,000	149,136
Sinopec Capital (2013) Ltd., 3.125%, 4/24/2023 (n)		666,000	640,227
Sinopec Capital (2013) Ltd., 4.25%, 4/24/2043 (n)		548,000	521,809
Sinopec Group Overseas Development (2012) Ltd., 3.9%, 5/17/2022 (n)		544,000	545,478
Southern Gas Corridor CJSC, 6.875%, 3/24/2026		1,367,000	1,503,235
State Grid Overseas Investment (2014) Ltd., 4.125%, 5/07/2024 (n)		2,263,000	2,288,219
State Grid Overseas Investment (2016) Ltd., 2.75%, 5/04/2022 (n)		776,000	750,782
			$ 16,096,707
Emerging Market Sovereign – 5.8%
Dominican Republic, 7.5%, 5/06/2021 (n)		$879,000	$ 928,224
Dominican Republic, 6.6%, 1/28/2024 (n)		188,000	198,334
Dominican Republic, 5.875%, 4/18/2024 (n)		206,000	211,774
Dominican Republic, 5.5%, 1/27/2025 (n)		211,000	211,686
Oriental Republic of Uruguay, 4.375%, 10/27/2027		377,731	387,363
Republic of Argentina, 6.875%, 4/22/2021		1,489,000	1,491,978
Republic of Colombia, 8.125%, 5/21/2024		679,000	819,892
Republic of Colombia, 6.125%, 1/18/2041		435,000	490,462

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of Croatia, 5.5%, 4/04/2023 (n)		$1,362,000	$ 1,449,114
Republic of Hungary, 7.625%, 3/29/2041		488,000	689,331
Republic of Indonesia, 11.625%, 3/04/2019		733,000	769,658
Republic of Indonesia, 2.875%, 7/08/2021 (z)	EUR	375,000	467,174
Republic of Indonesia, 3.375%, 4/15/2023 (n)		$517,000	502,565
Republic of Indonesia, 5.875%, 1/15/2024 (n)		225,000	243,749
Republic of Indonesia, 2.15%, 7/18/2024 (z)	EUR	324,000	385,924
Republic of Indonesia, 4.125%, 1/15/2025		$1,422,000	1,410,542
Republic of Indonesia, 4.125%, 1/15/2025 (n)		339,000	336,268
Republic of Kazakhstan, 3.875%, 10/14/2024 (n)		427,000	432,232
Republic of Kazakhstan, 4.875%, 10/14/2044 (n)		207,000	210,413
Republic of Panama, 8.875%, 9/30/2027		1,273,000	1,724,915
Republic of Panama, 9.375%, 4/01/2029		423,000	600,660
Republic of Paraguay, 4.625%, 1/25/2023 (n)		212,000	214,608
Republic of Poland, 5%, 3/23/2022		609,000	642,352
Republic of South Africa, 4.875%, 4/14/2026		864,000	847,536
Republic of Sri Lanka, 6.125%, 6/03/2025		1,336,000	1,296,985
Republic of Turkey, 6.25%, 9/26/2022		646,000	638,552
Russian Federation, 4.875%, 9/16/2023 (n)		800,000	834,000
Russian Federation, 4.75%, 5/27/2026		1,000,000	1,013,750
Russian Federation, 5.625%, 4/04/2042 (n)		600,000	643,507
United Mexican States, 3.625%, 3/15/2022		856,000	857,275
United Mexican States, 3.75%, 1/11/2028		1,450,000	1,374,600
United Mexican States, 8.5%, 5/31/2029	MXN	29,290,000	1,653,419
United Mexican States, 4.6%, 2/10/2048		$817,000	750,414
			$ 24,729,256
Energy - Independent – 3.7%
Afren PLC, 11.5%, 2/01/2016 (a)(d)(z)		$326,905	$ 409
Afren PLC, 10.25%, 4/08/2019 (a)(d)(z)		213,708	267
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.875%, 12/15/2024		1,120,000	1,164,800
CrownRock LP/CrownRock Finance, Inc., 5.625%, 10/15/2025 (n)		1,290,000	1,244,850
Diamondback Energy, Inc., 5.375%, 5/31/2025		1,425,000	1,425,000
Diamondback Energy, Inc., 5.375%, 5/31/2025 (n)		1,195,000	1,192,012
Gulfport Energy Corp., 6%, 10/15/2024		720,000	694,800
Gulfport Energy Corp., 6.375%, 5/15/2025		415,000	402,550
Indigo Natural Resources LLC, 6.875%, 2/15/2026 (n)		870,000	841,725
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6%, 8/01/2026 (n)		705,000	709,195
Parsley Energy LLC/Parsley Finance Corp., 5.25%, 8/15/2025 (n)		225,000	222,188
Parsley Energy LLC/Parsley Finance Corp., 5.625%, 10/15/2027 (n)		1,365,000	1,354,762
PDC Energy, Inc., 6.125%, 9/15/2024		1,325,000	1,329,969
QEP Resources, Inc., 5.25%, 5/01/2023		1,230,000	1,211,550
QEP Resources, Inc., 5.625%, 3/01/2026		555,000	534,187
Sanchez Energy Corp., 6.125%, 1/15/2023		710,000	487,238
SM Energy Co., 6.75%, 9/15/2026		1,265,000	1,287,137
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		422,000	401,746
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026		1,025,000	975,804
			$ 15,480,189
Entertainment – 1.2%
Cedar Fair LP, 5.375%, 6/01/2024		$415,000	$ 418,113
Cinemark USA, Inc., 5.125%, 12/15/2022		1,045,000	1,050,225
Cinemark USA, Inc., 4.875%, 6/01/2023		1,130,000	1,113,389
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)		685,000	683,288
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)		1,970,000	1,923,212
			$ 5,188,227

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Financial Institutions – 1.1%
AerCap Ireland Capital Ltd., 4.625%, 10/30/2020		$150,000	$ 152,824
AerCap Ireland Capital Ltd., 3.65%, 7/21/2027		650,000	599,334
EXOR N.V., 1.75%, 1/18/2028	EUR	450,000	505,634
International Lease Finance Corp., 7.125%, 9/01/2018 (n)		$337,000	338,162
Navient Corp., 7.25%, 1/25/2022		665,000	693,263
Navient Corp., 7.25%, 9/25/2023		650,000	680,875
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)		1,620,000	1,599,750
			$ 4,569,842
Food & Beverages – 3.3%
Anheuser-Busch InBev N.V., 1.5%, 4/18/2030	EUR	325,000	$ 372,845
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 1/15/2022		$221,000	223,938
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023		1,729,000	1,717,121
Anheuser-Busch InBev Worldwide, Inc., 4.7%, 2/01/2036		944,000	974,973
Aramark Services, Inc., 4.75%, 6/01/2026		955,000	928,737
Aramark Services, Inc., 5%, 2/01/2028 (n)		655,000	631,879
Coca-Cola Enterprises, Inc., 1.875%, 3/18/2030	EUR	325,000	390,632
Constellation Brands, Inc., 4.25%, 5/01/2023		$894,000	911,397
Constellation Brands, Inc., 4.75%, 12/01/2025		313,000	325,268
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)		1,390,000	1,337,875
JBS Investments GmbH, 7.75%, 10/28/2020 (n)		201,000	206,055
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)		245,000	231,525
JBS USA Lux S.A./JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)		1,380,000	1,323,075
Kraft Heinz Foods Co., 5.2%, 7/15/2045		60,000	59,453
Kraft Heinz Foods Co., 4.375%, 6/01/2046		256,000	227,597
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)		750,000	734,062
Lamb Weston Holdings, Inc., 4.875%, 11/01/2026 (n)		445,000	437,769
Pilgrim's Pride Corp., 5.875%, 9/30/2027 (n)		1,080,000	1,007,100
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.875%, 1/15/2024		730,000	764,222
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)		995,000	990,025
Wm. Wrigley Jr. Co., 2.9%, 10/21/2019 (n)		239,000	238,701
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)		124,000	124,165
			$ 14,158,414
Forest & Paper Products – 0.0%
Appvion, Inc., 9%, 6/01/2020 (a)(d)(n)		$340,000	$ 5,100
Gaming & Lodging – 2.1%
CCM Merger, Inc., 6%, 3/15/2022 (n)		$760,000	$ 773,300
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023		530,000	547,225
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025		1,015,000	1,033,669
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026		160,000	162,576
GLP Capital LP/GLP Financing II, Inc., 5.75%, 6/01/2028		640,000	649,404
Hilton Domestic Operating Co., Inc., 5.125%, 5/01/2026 (n)		800,000	800,000
Hilton Worldwide Finance LLC, 4.625%, 4/01/2025		1,160,000	1,131,000
MGM Resorts International, 6.625%, 12/15/2021		465,000	495,537
MGM Resorts International, 6%, 3/15/2023		480,000	497,400
MGM Resorts International, 5.75%, 6/15/2025		605,000	610,106
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2021		1,030,000	1,037,725
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023		450,000	448,875
Wyndham Hotels Group, LLC, 5.375%, 4/15/2026 (n)		855,000	853,931
			$ 9,040,748
Industrial – 0.6%
Cleaver Brooks, Inc., 7.875%, 3/01/2023 (n)		$830,000	$ 858,012
Kaefer Isoliertechnik GmbH & Co, 5.5%, 1/10/2024 (z)	EUR	550,000	654,623
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)		$1,250,000	1,212,500
			$ 2,725,135

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Insurance – 0.5%
American International Group, Inc., 1.875%, 6/21/2027	EUR	400,000	$ 467,349
Argentum Zurich Insurance, 3.5%, 10/01/2046		500,000	628,537
AssuredPartners Inc., 7%, 8/15/2025 (n)		$950,000	916,750
Unum Group, 4%, 3/15/2024		259,000	255,350
			$ 2,267,986
Insurance - Health – 0.9%
Aetna, Inc., 2.8%, 6/15/2023		$460,000	$ 440,706
Centene Corp., 6.125%, 2/15/2024		765,000	805,163
Centene Corp., 5.375%, 6/01/2026 (n)		1,439,000	1,473,176
UnitedHealth Group, Inc., 4.625%, 7/15/2035		1,009,000	1,079,141
			$ 3,798,186
Insurance - Property & Casualty – 1.6%
Berkshire Hathaway, Inc., 2.75%, 3/15/2023		$359,000	$ 351,398
Chubb INA Holdings, Inc., 2.3%, 11/03/2020		144,000	141,484
Chubb INA Holdings, Inc., 2.875%, 11/03/2022		336,000	329,496
Chubb INA Holdings, Inc., 1.55%, 3/15/2028	EUR	100,000	116,471
Chubb INA Holdings, Inc., 2.5%, 3/15/2038		227,000	269,504
CNA Financial Corp., 5.875%, 8/15/2020		$700,000	733,697
Hiscox Ltd., 6.125%, 11/24/2045	GBP	350,000	504,564
Hub International Ltd., 7%, 5/01/2026 (n)		$865,000	868,244
Liberty Mutual Group, Inc., 4.25%, 6/15/2023		567,000	573,508
Marsh & McLennan Cos., Inc., 2.55%, 10/15/2018		330,000	329,682
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024		315,000	311,356
Marsh & McLennan Cos., Inc., 4.35%, 1/30/2047		197,000	197,238
QBE Capital Funding III Ltd., 7.5%, 5/24/2041	GBP	300,000	428,397
Wand Merger Corp., 8.125%, 7/15/2023 (n)		$840,000	873,684
XLIT Ltd., 3.25% to 6/29/2027, FLR to 6/29/2047	EUR	500,000	585,325
			$ 6,614,048
International Market Quasi-Sovereign – 0.3%
Bank of Iceland, 1.75%, 9/07/2020	EUR	600,000	$ 719,612
Landsbanki Islands HF, 1.125% to 1/19/2023, FLR to 1/19/2024		350,000	403,403
			$ 1,123,015
International Market Sovereign – 0.0%
Government of Japan, 2.4%, 3/20/2037	JPY	12,200,000	$ 146,201
Internet – 0.4%
Baidu, Inc., 3.25%, 8/06/2018		$1,316,000	$ 1,314,928
Baidu, Inc., 4.125%, 6/30/2025		240,000	237,538
			$ 1,552,466
Local Authorities – 0.2%
Province of Alberta, 4.5%, 12/01/2040	CAD	410,000	$ 382,564
Province of British Columbia, 2.3%, 6/18/2026		595,000	441,215
			$ 823,779
Machinery & Tools – 0.3%
Ashtead Capital, Inc., 5.625%, 10/01/2024 (n)		$1,125,000	$ 1,157,400
Major Banks – 5.3%
Bank of America Corp., 2.625%, 4/19/2021		$1,661,000	$ 1,631,797
Bank of America Corp., 3.248%, 10/21/2027		1,532,000	1,427,788
Bank of America Corp., 5.875% to 3/15/2028, FLR to 12/31/2059		900,000	891,000
Bank of New York Mellon Corp., 2.95%, 1/29/2023		661,000	646,124
Bank of New York Mellon Corp., 3.442% to 2/07/2027, FLR to 2/07/2028		647,000	630,094
Barclays Bank PLC, 6%, 1/14/2021	EUR	500,000	654,856

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Credit Agricole S.A., 7.375%, 12/18/2023	GBP	200,000	$ 325,943
Credit Suisse Group AG, 1.25% to 7/17/2024, FLR to 7/17/2025	EUR	500,000	581,926
Goldman Sachs Group, Inc., 7.5%, 2/15/2019		$1,200,000	1,230,967
Goldman Sachs Group, Inc., 2.625%, 4/25/2021		1,275,000	1,249,180
Goldman Sachs Group, Inc., 3%, 4/26/2022		1,250,000	1,221,462
HSBC Holdings PLC, 4.375%, 11/23/2026		399,000	395,632
JPMorgan Chase & Co., 3.25%, 9/23/2022		1,918,000	1,904,700
JPMorgan Chase & Co., 2.95%, 10/01/2026		1,137,000	1,059,195
JPMorgan Chase & Co., 4.26% to 2/22/2047, FLR to 2/22/2048		600,000	581,824
Morgan Stanley, 2.5%, 4/21/2021		1,250,000	1,219,372
Morgan Stanley, 3.125%, 7/27/2026		572,000	533,770
Morgan Stanley, 2.625%, 3/09/2027	GBP	250,000	323,201
Morgan Stanley, 3.95%, 4/23/2027		$988,000	951,518
PNC Bank N.A., 2.6%, 7/21/2020		1,067,000	1,055,076
Sumitomo Mitsui Financial Group, Inc., 3.544%, 1/17/2028		1,027,000	988,029
UBS Group AG, 6.875%, 12/29/2049		990,000	1,010,982
UBS Group Funding (Jersey) Ltd., 1.5%, 11/30/2024	EUR	500,000	597,085
UBS Group Funding (Switzerland) AG, 2.859% to 8/15/2022, FLR to 8/15/2023 (n)		$1,250,000	1,201,150
			$ 22,312,671
Medical & Health Technology & Services – 4.6%
Avantor, Inc., 9%, 10/01/2025 (z)		$660,000	$ 669,900
Becton, Dickinson and Co., 1.401%, 5/24/2023	EUR	700,000	825,975
Becton, Dickinson and Co., 3.734%, 12/15/2024		$66,000	64,706
Becton, Dickinson and Co., 4.685%, 12/15/2044		270,000	264,575
CVS Health Corp., 5.05%, 3/25/2048		298,000	308,817
DaVita, Inc., 5.125%, 7/15/2024		620,000	603,338
DaVita, Inc., 5%, 5/01/2025		655,000	617,338
HCA, Inc., 7.5%, 2/15/2022		835,000	917,456
HCA, Inc., 5%, 3/15/2024		785,000	796,775
HCA, Inc., 5.375%, 2/01/2025		1,820,000	1,842,750
HCA, Inc., 5.875%, 2/15/2026		805,000	832,169
HCA, Inc., 5.25%, 6/15/2026		471,000	478,065
HealthSouth Corp., 5.125%, 3/15/2023		1,120,000	1,117,200
HealthSouth Corp., 5.75%, 11/01/2024		25,000	25,362
Heartland Dental, LLC, 8.5%, 5/01/2026 (n)		675,000	647,156
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045		364,000	360,331
Life Technologies Corp., 6%, 3/01/2020		363,000	377,488
Northwell Healthcare, Inc., 3.979%, 11/01/2046		81,000	73,412
Northwell Healthcare, Inc., 4.26%, 11/01/2047		532,000	504,143
Polaris, 8.5%,(0.001% cash or 8.5% PIK) 12/01/2022 (n)(p)		1,055,000	1,090,606
Quintiles IMS Holdings, Inc., 2.875%, 9/15/2025 (z)	EUR	550,000	625,167
Quintiles IMS Holdings, Inc., 5%, 10/15/2026 (n)		$1,025,000	1,021,617
Quorum Health Corp., 11.625%, 4/15/2023		310,000	302,250
Tenet Healthcare Corp., 8.125%, 4/01/2022		850,000	905,250
Tenet Healthcare Corp., 6.75%, 6/15/2023		735,000	746,172
Thermo Fisher Scientific, Inc., 3%, 4/15/2023		367,000	356,059
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026		245,000	227,039
Thermo Fisher Scientific, Inc., 3.2%, 8/15/2027		938,000	877,259
Universal Health Services, Inc., 7.625%, 8/15/2020		1,010,000	1,011,424
West Street Merger Sub, Inc., 6.375%, 9/01/2025 (n)		985,000	957,912
			$ 19,447,711
Medical Equipment – 0.5%
Teleflex, Inc., 5.25%, 6/15/2024		$1,005,000	$ 1,035,150
Teleflex, Inc., 4.875%, 6/01/2026		445,000	439,438
Teleflex, Inc., 4.625%, 11/15/2027		695,000	661,987
			$ 2,136,575

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Metals & Mining – 3.5%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		$815,000	$ 815,000
Cameco Corp., 5.67%, 9/02/2019	CAD	420,000	331,141
First Quantum Minerals Ltd., 7%, 2/15/2021 (n)		$675,000	681,750
First Quantum Minerals Ltd., 7.25%, 4/01/2023 (n)		670,000	672,512
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/2023		435,000	418,688
Freeport-McMoRan Copper & Gold, Inc., 5.4%, 11/14/2034		600,000	550,500
Freeport-McMoRan, Inc., 6.875%, 2/15/2023		1,707,000	1,826,490
Glencore Finance (Europe) S.A., 1.25%, 3/17/2021	EUR	400,000	473,301
Glencore Funding LLC, 3%, 10/27/2022 (n)		$885,000	842,649
Kaiser Aluminum Corp., 5.875%, 5/15/2024		1,155,000	1,180,987
Kinross Gold Corp., 5.95%, 3/15/2024		327,000	338,282
Kinross Gold Corp., 4.5%, 7/15/2027		122,000	112,850
Lundin Mining Corp., 7.875%, 11/01/2022 (n)		445,000	466,694
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.125%, 11/01/2022 (n)		1,375,000	1,371,562
Novelis Corp., 5.875%, 9/30/2026 (n)		1,640,000	1,572,350
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022 (n)		775,000	740,125
Southern Copper Corp., 5.875%, 4/23/2045		753,000	829,573
Steel Dynamics, Inc., 5.25%, 4/15/2023		195,000	196,950
Steel Dynamics, Inc., 5.5%, 10/01/2024		735,000	750,619
TMS International Corp., 7.25%, 8/15/2025 (n)		655,000	665,644
			$ 14,837,667
Midstream – 3.7%
APT Pipelines Ltd., 5%, 3/23/2035 (n)		$542,000	$ 544,813
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022 (n)		640,000	648,192
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.625%, 7/15/2026 (n)		485,000	488,638
Cheniere Energy, Inc., 5.875%, 3/31/2025		720,000	757,800
DCP Midstream LP, 4.95%, 4/01/2022		410,000	415,125
DCP Midstream LP, 3.875%, 3/15/2023		770,000	748,825
DCP Midstream LP, 5.6%, 4/01/2044		440,000	420,200
DCP Midstream Operating LP, 5.375%, 7/15/2025 (n)		600,000	612,750
Dominion Gas Holdings LLC, 2.8%, 11/15/2020		415,000	409,561
Enbridge, Inc., 5.5%, 12/01/2046		328,000	363,358
Energy Transfer Equity LP, 5.875%, 1/15/2024		1,175,000	1,222,000
Energy Transfer Equity LP, 5.5%, 6/01/2027		590,000	604,750
EnLink Midstream Partners LP, 4.4%, 4/01/2024		710,000	681,634
MPLX LP, 4.5%, 4/15/2038		371,000	352,438
ONEOK, Inc., 4.95%, 7/13/2047		928,000	941,119
Sabine Pass Liquefaction LLC, 5%, 3/15/2027		500,000	515,950
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028		400,000	391,980
Tallgrass Energy LP, 5.5%, 1/15/2028 (n)		2,480,000	2,486,200
Targa Resources Partners LP/Targa Resources Finance Corp, 5.375%, 2/01/2027		1,925,000	1,905,731
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023		665,000	669,987
Targa Resources Partners LP/Targa Resources Finance Corp., 5.125%, 2/01/2025 (n)		625,000	621,875
			$ 15,802,926
Mortgage-Backed – 5.5%
Fannie Mae, 5.5%, 1/01/2037 - 8/01/2037		$1,031,021	$ 1,113,967
Fannie Mae, 4%, 9/01/2040 - 2/01/2045		2,098,342	2,144,687
Fannie Mae, 3.5%, 3/01/2045 - 1/01/2047		5,418,046	5,383,787
Freddie Mac, 3.527%, 10/25/2023		1,400,000	1,421,012
Freddie Mac, 3.062%, 11/25/2023		600,000	595,752
Freddie Mac, 3.002%, 1/25/2024		1,500,000	1,483,767
Freddie Mac, 3.329%, 5/25/2025		5,000,000	5,015,500
Freddie Mac, 2.673%, 3/25/2026		1,099,000	1,048,278
Freddie Mac, 3.194%, 7/25/2027		850,000	831,813
Freddie Mac, 3.244%, 8/25/2027		138,000	135,444
Freddie Mac, 4%, 4/01/2044		149,943	152,841

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 3.5%, 9/01/2045		$3,834,641	$ 3,813,866
			$ 23,140,714
Municipals – 0.1%
Commonwealth of Puerto Rico, Public Improvement, “C-7”, 6%, 7/01/2027		$50,000	$ 51,764
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “C”, 5.45%, 8/15/2028		209,000	218,737
			$ 270,501
Natural Gas - Distribution – 0.2%
Boston Gas Co., 3.15%, 8/01/2027 (n)		$420,000	$ 395,743
GNL Quintero S.A., 4.634%, 7/31/2029 (n)		377,000	373,230
			$ 768,973
Network & Telecom – 1.0%
AT&T, Inc., 4.25%, 6/01/2043	GBP	230,000	$ 313,744
AT&T, Inc., 4.75%, 5/15/2046		$666,000	610,656
British Telecommunications PLC, 3.125%, 11/21/2031	GBP	500,000	635,999
Deutsche Telekom International Finance B.V., 1.5%, 4/03/2028	EUR	400,000	469,927
Telecom Italia S.p.A., 3%, 9/30/2025		550,000	654,513
Zayo Group LLC/Zayo Capital, Inc., 6.375%, 5/15/2025		$630,000	652,050
Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/2027 (n)		1,035,000	1,024,650
			$ 4,361,539
Oil Services – 1.3%
Apergy Corp, 6.375%, 5/01/2026 (n)		$1,005,000	$ 1,023,844
Bristow Group, Inc., 6.25%, 10/15/2022		1,155,000	889,350
Diamond Offshore Drill Co., 7.875%, 8/15/2025		440,000	458,150
Diamond Offshore Drill Co., 5.7%, 10/15/2039		965,000	772,000
Ensco PLC, 7.75%, 2/01/2026		810,000	781,650
Schlumberger Ltd., 2.65%, 11/20/2022 (n)		720,000	698,015
Trinidad Drilling Ltd., 6.625%, 2/15/2025 (n)		1,055,000	1,020,712
			$ 5,643,721
Oils – 0.6%
Neste Oyj, 1.5%, 6/07/2024	EUR	300,000	$ 356,162
Parkland Fuel Corp., 6%, 4/01/2026 (n)		$1,435,000	1,415,269
Phillips 66, 4.875%, 11/15/2044		606,000	632,631
			$ 2,404,062
Other Banks & Diversified Financials – 1.3%
AIB Group PLC, 1.5%, 3/29/2023	EUR	550,000	$ 647,605
Bancolombia S.A., 5.95%, 6/03/2021		$547,000	579,136
BBVA Banco Continental S.A., 5.25% to 9/22/2024, FLR to 9/22/2029 (n)		104,000	108,030
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)		424,000	461,821
Belfius Bank S.A., 3.125%, 5/11/2026	EUR	400,000	491,415
BPCE S.A., 4.5%, 3/15/2025 (n)		$302,000	296,512
BPCE S.A., 5.25%, 4/16/2029	GBP	400,000	594,667
Citizens Bank N.A., 2.55%, 5/13/2021		$256,000	249,175
Deutsche Bank AG, 1.875%, 2/28/2020	GBP	400,000	522,565
Industrial Senior Trust Co., 5.5%, 11/01/2022 (n)		$220,000	219,725
Intesa Sanpaolo S.p.A., 5.25%, 1/28/2022	GBP	250,000	355,973
UniCredit S.p.A., 1%, 1/18/2023	EUR	800,000	894,896
			$ 5,421,520
Pharmaceuticals – 0.9%
Celgene Corp., 2.875%, 8/15/2020		$600,000	$ 595,346
Gilead Sciences, Inc., 2.35%, 2/01/2020		667,000	660,020
Mallinckrodt International Finance S.A., 5.75%, 8/01/2022 (n)		575,000	523,250
Mallinckrodt International Finance S.A., 5.625%, 10/15/2023 (n)		300,000	258,375

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Pharmaceuticals – continued
Valeant Pharmaceuticals International, Inc., 5.5%, 3/01/2023 (n)		$885,000	$ 838,537
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/2025 (n)		765,000	717,188
			$ 3,592,716
Pollution Control – 0.1%
Republic Services, Inc., 3.95%, 5/15/2028		$552,000	$ 549,758
Precious Metals & Minerals – 0.2%
Teck Resources Ltd., 6%, 8/15/2040		$105,000	$ 106,050
Teck Resources Ltd., 6.25%, 7/15/2041		730,000	761,025
			$ 867,075
Printing & Publishing – 0.1%
Nielsen Finance LLC, 5%, 4/15/2022 (n)		$571,000	$ 554,941
Real Estate - Apartment – 0.2%
Grand City Properties S.A., 3.75% to 2/18/2022, FLR to 12/31/2049	EUR	600,000	$ 729,674
Real Estate - Healthcare – 0.5%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5.25%, 8/01/2026		$1,090,000	$ 1,076,375
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027		1,255,000	1,214,213
			$ 2,290,588
Real Estate - Office – 0.3%
Merlin Properties SOCIMI S.A., REIT, 2.225%, 4/25/2023	EUR	550,000	$ 671,893
Merlin Properties SOCIMI S.A., REIT, 1.875%, 11/02/2026		350,000	399,350
			$ 1,071,243
Real Estate - Other – 0.5%
CyrusOne LP/CyrusOne Finance Corp., REIT, 5%, 3/15/2024		$1,245,000	$ 1,249,669
CyrusOne LP/CyrusOne Finance Corp., REIT, 5.375%, 3/15/2027		685,000	679,862
			$ 1,929,531
Restaurants – 0.6%
Golden Nugget, Inc., 6.75%, 10/15/2024 (n)		$605,000	$ 603,487
IRB Holding Corp., 6.75%, 2/15/2026 (n)		755,000	717,250
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)		1,105,000	1,085,320
			$ 2,406,057
Retailers – 1.0%
Best Buy Co., Inc., 5.5%, 3/15/2021		$1,329,000	$ 1,388,483
DriveTime Automotive Group, Inc./DT Acceptance Corp., 8%, 6/01/2021 (n)		670,000	680,050
Hanesbrands, Inc., 4.625%, 5/15/2024 (n)		300,000	291,750
Hanesbrands, Inc., 4.875%, 5/15/2026 (n)		990,000	956,587
Home Depot, Inc., 2.625%, 6/01/2022		585,000	577,184
Home Depot, Inc., 3%, 4/01/2026		475,000	454,679
			$ 4,348,733
Specialty Chemicals – 0.8%
A Schulman, Inc., 6.875%, 6/01/2023		$865,000	$ 905,006
Mexichem S.A.B. de C.V., 5.875%, 9/17/2044 (n)		540,000	525,150
Univar USA, Inc., 6.75%, 7/15/2023 (n)		1,760,000	1,812,800
			$ 3,242,956
Specialty Stores – 0.1%
Rallye S.A., 4.25%, 3/11/2019	EUR	500,000	$ 561,498

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Supermarkets – 0.6%
Albertsons Cos. LLC/Safeway Co., 6.625%, 6/15/2024		$890,000	$ 852,175
Casino Guichard Perracho, 4.498%, 3/07/2024	EUR	500,000	590,588
Esselunga S.p.A., 1.875%, 10/25/2027		350,000	405,126
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	421,000	344,940
Tesco PLC, 6.15%, 11/15/2037 (n)		$483,000	509,778
			$ 2,702,607
Supranational – 0.2%
International Bank for Reconstruction and Development, 2.8%, 1/13/2021	AUD	270,000	$ 202,460
International Bank for Reconstruction and Development, 4.25%, 6/24/2025		405,000	325,649
International Finance Corp., 3.25%, 7/22/2019		585,000	438,950
			$ 967,059
Telecommunications - Wireless – 3.3%
Altice France S.A., 8.125%, 2/01/2027 (n)		$650,000	$ 663,877
Altice Luxembourg S.A., 7.75%, 5/15/2022 (n)		525,000	522,375
Altice Luxembourg S.A., 7.625%, 2/15/2025 (n)		895,000	830,112
American Tower Corp., REIT, 3.5%, 1/31/2023		743,000	730,376
American Tower Corp., REIT, 4%, 6/01/2025		514,000	507,782
American Tower Corp., REIT, 1.95%, 5/22/2026	EUR	300,000	353,311
Crown Castle International Corp., 3.7%, 6/15/2026		$232,000	219,521
Digicel Group Ltd., 6.75%, 3/01/2023 (n)		1,338,000	1,154,025
Digicel Group Ltd., 6.75%, 3/01/2023		253,000	218,213
SBA Communications Corp., 4%, 10/01/2022		1,180,000	1,142,028
SBA Communications Corp., 4.875%, 9/01/2024		480,000	464,400
SBA Tower Trust, 2.898%, 10/15/2044 (n)		439,000	436,035
Sprint Corp., 7.875%, 9/15/2023		1,570,000	1,675,975
Sprint Corp., 7.125%, 6/15/2024		1,230,000	1,263,056
Sprint Nextel Corp., 6%, 11/15/2022		1,050,000	1,061,487
T-Mobile USA, Inc., 6.5%, 1/15/2024		405,000	422,213
T-Mobile USA, Inc., 5.125%, 4/15/2025		730,000	733,212
T-Mobile USA, Inc., 6.5%, 1/15/2026		800,000	839,000
T-Mobile USA, Inc., 5.375%, 4/15/2027		620,000	611,475
Vodafone Group PLC, 4.125%, 5/30/2025		273,000	273,028
			$ 14,121,501
Telephone Services – 0.4%
Level 3 Financing, Inc., 5.375%, 1/15/2024		$390,000	$ 386,100
Level 3 Financing, Inc., 5.375%, 5/01/2025		1,170,000	1,140,750
TELUS Corp., 5.05%, 7/23/2020	CAD	425,000	341,081
			$ 1,867,931
Tobacco – 0.5%
B.A.T. Capital Corp., 3.557%, 8/15/2027 (n)		$550,000	$ 520,133
B.A.T. International Finance PLC, 0.875%, 10/13/2023	EUR	300,000	350,065
Reynolds American, Inc., 8.125%, 6/23/2019		$257,000	268,626
Reynolds American, Inc., 3.25%, 6/12/2020		69,000	68,980
Reynolds American, Inc., 4.45%, 6/12/2025		788,000	800,491
			$ 2,008,295
Transportation - Services – 0.8%
Brambles Finance PLC, 1.5%, 10/04/2027	EUR	350,000	$ 407,495
Compagnie Financial et Indus Unternehmensanleihe, 0.75%, 9/09/2028		500,000	552,976
Heathrow Funding Ltd., 1.875%, 7/12/2032		300,000	346,178
Heathrow Funding Ltd., 4.625%, 10/31/2046	GBP	200,000	321,398
Navios Maritime Holding, Inc., 7.375%, 1/15/2022 (n)		$560,000	442,400
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/2022		180,000	172,800
Syncreon Group BV/Syncre, 8.625%, 11/01/2021 (n)		585,000	508,950

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Transportation - Services – continued
Transurban Finance Co., 1.75%, 3/29/2028	EUR	500,000	$ 581,556
			$ 3,333,753
U.S. Treasury Obligations – 19.3%
U.S. Treasury Bonds, 3.125%, 11/15/2041 (f)		$12,069,000	$ 12,179,318
U.S. Treasury Bonds, 3%, 5/15/2047		2,000,000	1,967,109
U.S. Treasury Notes, 0.75%, 10/31/2018		18,000,000	17,942,698
U.S. Treasury Notes, 0.875%, 5/15/2019		15,000,000	14,825,977
U.S. Treasury Notes, 2.75%, 2/15/2024		24,000,000	23,841,562
U.S. Treasury Notes, 2.25%, 11/15/2025		11,514,000	10,998,569
			$ 81,755,233
Utilities - Electric Power – 3.2%
Calpine Corp., 5.5%, 2/01/2024		$920,000	$ 851,000
Calpine Corp., 5.25%, 6/01/2026 (n)		580,000	548,100
Covanta Holding Corp., 6.375%, 10/01/2022		320,000	327,200
Covanta Holding Corp., 5.875%, 3/01/2024		1,175,000	1,175,000
Covanta Holding Corp., 5.875%, 7/01/2025		555,000	542,512
Drax Finco PLC, 6.625%, 11/01/2025 (n)		890,000	892,225
Duke Energy Florida LLC, 3.2%, 1/15/2027		589,000	566,315
EDP Finance B.V., 5.25%, 1/14/2021 (n)		200,000	206,309
Emera U.S. Finance LP, 2.7%, 6/15/2021		142,000	138,596
Emera U.S. Finance LP, 3.55%, 6/15/2026		162,000	153,558
Enel Finance International N.V., 4.75%, 5/25/2047 (n)		709,000	695,587
Enel S.p.A., 8.75% to 9/24/2023, FLR to 9/24/2073 (n)		500,000	552,500
Enel S.p.A., 6.625% to 9/15/2021, FLR to 9/15/2076	GBP	230,000	330,264
Engie Energia Chile S.A., 4.5%, 1/29/2025 (n)		$609,000	610,491
Exelon Corp., 3.497%, 6/01/2022		259,000	256,308
FirstEnergy Corp., 3.9%, 7/15/2027		115,000	112,065
Innogy Finance B.V., 4.75%, 1/31/2034	GBP	400,000	616,290
NextEra Energy Capital Holdings, Inc., 3.55%, 5/01/2027		$628,000	605,899
NextEra Energy Operating Co., 4.25%, 9/15/2024 (n)		1,115,000	1,075,975
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)		355,000	334,144
Pattern Energy Group, Inc., 5.875%, 2/01/2024 (n)		1,135,000	1,143,512
PPL Capital Funding, Inc., 5%, 3/15/2044		270,000	281,686
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)		183,000	190,038
Transelec S.A., 4.25%, 1/14/2025 (n)		535,000	528,987
Virginia Electric & Power Co., 3.5%, 3/15/2027		839,000	821,910
			$ 13,556,471
Utilities - Gas – 0.1%
Transport de Gas Peru, 4.25%, 4/30/2028 (n)		$387,000	$ 383,130
Total Bonds			$511,063,369
Floating Rate Loans (g)(r) – 0.3%
Conglomerates – 0.0%
Entegris, Inc., Term Loan B, 4.375%, 4/30/2021		$231,390	$ 230,233
Consumer Products – 0.1%
Spectrum Brands, Inc., Term Loan B, 3.885%, 6/23/2022		$273,147	$ 273,233
Medical & Health Technology & Services – 0.2%
DaVita HealthCare Partners, Inc., Term Loan B, 5.042%, 6/24/2021		$685,018	$ 688,300
Total Floating Rate Loans			$ 1,191,766

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – 0.2%
Energy - Independent – 0.1%
Frontera Energy Corp. (a)	20,290	$ 295,729
Oil Services – 0.1%
LTRI Holdings LP (a)(u)	520	$ 462,498
Total Common Stocks		$ 758,227
Investment Companies (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 1.98% (v)	4,772,620	$ 4,772,143

Other Assets, Less Liabilities – (22.1)%		(93,687,500)
Net Assets – 100.0%		$424,098,005
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $4,772,143 and $513,013,362, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $177,362,402, representing 41.8% of net assets.
(p)	Payment-in-kind security for which interest income may be received in additional securities and/or cash.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Afren PLC, 11.5%, 2/01/2016	1/27/11	$315,788	$409
Afren PLC, 10.25%, 4/08/2019	3/01/12	209,874	267
Avantor, Inc., 9%, 10/01/2025	7/09/18-7/10/18	672,117	669,900
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.672% (LIBOR-1mo. + 1.6%), 12/28/2040	3/01/06	1,366,827	1,259,127
Coty, Inc., 4%, 4/15/2023	3/28/18	369,030	349,928
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 3.841% (LIBOR-3mo. + 1.7%), 7/18/2031	5/17/18	2,500,000	2,499,892
Kaefer Isoliertechnik GmbH & Co, 5.5%, 1/10/2024	7/13/18	648,140	654,623
Morgan Stanley Capital I, Inc., 1.493%, 4/28/2039	7/20/04	571	550
Quintiles IMS Holdings, Inc., 2.875%, 9/15/2025	10/18/17	658,276	625,167
Republic of Indonesia, 2.875%, 7/08/2021	7/02/14	510,325	467,174
Republic of Indonesia, 2.15%, 7/18/2024	7/11/17	370,829	385,924
Total Restricted Securities			$6,912,961
% of Net assets			1.6%

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
CDO	Collateralized Debt Obligation
CJSC	Closed Joint Stock Company
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
JSC	Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
ZAR	South African Rand
Derivative Contracts at 7/31/18
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
DKK	11,054	USD	1,743	JPMorgan Chase Bank N.A.	10/17/2018	$2
EUR	822,553	USD	965,298	Deutsche Bank AG	10/17/2018	2,043
HKD	19,818,000	USD	2,528,666	Royal Bank of Scotland Group PLC	10/18/2018	496
NOK	1,421,290	USD	174,410	JPMorgan Chase Bank N.A.	10/17/2018	353
SEK	24,272	USD	2,767	Deutsche Bank AG	10/17/2018	10
SGD	54,000	USD	39,663	Royal Bank of Scotland Group PLC	10/17/2018	64
ZAR	823,000	USD	61,099	Barclays Bank PLC	10/17/2018	798
USD	259,838	EUR	220,307	Deutsche Bank AG	10/17/2018	752
USD	10,592,731	EUR	9,002,755	Morgan Stanley Capital Services, Inc.	9/18/2018	29,046
USD	6,991,151	GBP	5,301,527	Merrill Lynch International	10/17/2018	10,027
USD	341,327	JPY	37,736,752	Goldman Sachs International	10/17/2018	2,074
						$ 45,665
Liability Derivatives
EUR	896,632	USD	1,056,811	JPMorgan Chase Bank N.A.	10/17/2018	$(2,352)
KRW	42,694,000	USD	39,519	JPMorgan Chase Bank N.A.	8/20/2018	(1,340)
USD	987,772	AUD	1,329,795	JPMorgan Chase Bank N.A.	10/17/2018	(515)
USD	1,962,371	CAD	2,578,261	Merrill Lynch International	10/17/2018	(22,247)
USD	197,693	CHF	194,919	JPMorgan Chase Bank N.A.	10/17/2018	(429)
USD	22,823,392	EUR	19,422,180	Goldman Sachs International	10/17/2018	(17,520)
USD	1,732,949	MXN	32,899,000	JPMorgan Chase Bank N.A.	10/17/2018	(10,544)
USD	11,558	NZD	17,000	Goldman Sachs International	10/17/2018	(30)
						$(54,977)

Portfolio of Investments (unaudited) – continued
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Short	USD	5	$714,844	September – 2018	$7,287
U.S. Treasury Note 10 yr	Short	USD	458	54,695,219	September – 2018	456,347
						$463,634
Liability Derivatives
Interest Rate Futures
Euro-Bund 10 yr	Short	EUR	2	$377,887	September – 2018	$ (522)
At July 31, 2018, the fund had cash collateral of $10,000 and other liquid securities with an aggregate value of $533,738 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$—	$295,729	$462,498	$758,227
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	81,755,233	—	81,755,233
Non-U.S. Sovereign Debt	—	43,062,238	—	43,062,238
Municipal Bonds	—	270,501	—	270,501
U.S. Corporate Bonds	—	263,098,945	—	263,098,945
Residential Mortgage-Backed Securities	—	23,140,714	—	23,140,714
Commercial Mortgage-Backed Securities	—	382,097	—	382,097
Asset-Backed Securities (including CDOs)	—	9,410,233	—	9,410,233
Foreign Bonds	—	89,943,408	—	89,943,408
Floating Rate Loans	—	1,191,766	—	1,191,766
Mutual Funds	4,772,143	—	—	4,772,143
Total	$4,772,143	$512,550,864	$462,498	$517,785,505
Other Financial Instruments
Futures Contracts - Assets	$463,634	$—	$—	$463,634
Futures Contracts - Liabilities	(522)	—	—	(522)
Forward Foreign Currency Exchange Contracts - Assets	—	45,665	—	45,665
Forward Foreign Currency Exchange Contracts - Liabilities	—	(54,977)	—	(54,977)
For further information regarding security characteristics, see the Portfolio of Investments. At July 31, 2018, the fund held one level 3 security valued at $462,498, which was also held and valued at $462,498 at October 31, 2017.
Of the level 2 investments presented above, equity investments amounting to $295,729 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund's policy is to recognize transfers between the levels as of the end of the period.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	9,285,804	98,793,506	(103,306,690)	4,772,620
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$30	$(185)	$—	$101,479	$4,772,143

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MULTIMARKET INCOME TRUST

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: September 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: September 17, 2018

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 17, 2018

*	Print name and title of each signing officer under his or her signature.